Distribution Date:	12/17/24	Morgan Stanley Capital I Trust 2018-H3
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2018-H3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767YAU4	3.176000%	24,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767YAV2	3.997000%	62,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767YAW0	4.120000%	39,360,000.00	27,554,506.55	720,627.86	94,603.81	0.00	0.00	815,231.67	26,833,878.69	34.54%	30.00%
A-3	61767YAX8	3.919000%	38,050,000.00	2,040,725.62	0.00	6,664.67	0.00	0.00	6,664.67	2,040,725.62	34.54%	30.00%
A-4	61767YAY6	3.914000%	275,000,000.00	275,000,000.00	0.00	896,958.33	0.00	0.00	896,958.33	275,000,000.00	34.54%	30.00%
A-5	61767YAZ3	4.177000%	278,376,000.00	278,376,000.00	0.00	968,980.46	0.00	0.00	968,980.46	278,376,000.00	34.54%	30.00%
A-S	61767YBC3	4.429000%	90,902,000.00	90,902,000.00	0.00	335,504.13	0.00	0.00	335,504.13	90,902,000.00	24.32%	21.13%
B	61767YBD1	4.620000%	44,810,000.00	44,810,000.00	0.00	172,518.50	0.00	0.00	172,518.50	44,810,000.00	19.29%	16.75%
C	61767YBE9	4.848890%	43,530,000.00	43,530,000.00	0.00	175,893.48	0.00	0.00	175,893.48	43,530,000.00	14.39%	12.50%
D	61767YAC4	3.000000%	30,727,000.00	30,727,000.00	0.00	76,817.50	0.00	0.00	76,817.50	30,727,000.00	10.94%	9.50%
E-RR	61767YAF7	4.848890%	20,485,000.00	20,485,000.00	0.00	82,774.59	0.00	0.00	82,774.59	20,485,000.00	8.64%	7.50%
F-RR	61767YAH3	4.848890%	24,326,000.00	24,326,000.00	0.00	98,295.08	0.00	0.00	98,295.08	24,326,000.00	5.90%	5.13%
G-RR	61767YAK6	4.848890%	10,242,000.00	10,242,000.00	0.00	41,385.27	0.00	0.00	41,385.27	10,242,000.00	4.75%	4.13%
H-RR	61767YAM2	4.848890%	16,644,000.00	16,644,000.00	0.00	67,254.10	0.00	0.00	67,254.10	16,644,000.00	2.88%	2.50%
J-RR	61767YAP5	4.848890%	25,606,358.00	25,606,358.00	0.00	84,961.68	0.00	0.00	84,961.68	25,606,358.00	0.00%	0.00%
V	61767YAR1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767YAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,024,238,358.00	890,243,590.17	720,627.86	3,102,611.60	0.00	0.00	3,823,239.46	889,522,962.31

X-A	61767YBA7	0.799550%	716,966,000.00	582,971,232.17	0.00	388,428.76	0.00	0.00	388,428.76	582,250,604.31
X-B	61767YBB5	0.356825%	135,712,000.00	135,712,000.00	0.00	40,354.47	0.00	0.00	40,354.47	135,712,000.00
X-D	61767YAA8	1.848890%	30,727,000.00	30,727,000.00	0.00	47,342.36	0.00	0.00	47,342.36	30,727,000.00
Notional SubTotal			883,405,000.00	749,410,232.17	0.00	476,125.59	0.00	0.00	476,125.59	748,689,604.31

Deal Distribution Total					720,627.86	3,578,737.19	0.00	0.00	4,299,365.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767YAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767YAW0	700.06368267	18.30863465	2.40355208	0.00000000	0.00000000	0.00000000	0.00000000	20.71218674	681.75504802
A-3	61767YAX8	53.63273640	0.00000000	0.17515558	0.00000000	0.00000000	0.00000000	0.00000000	0.17515558	53.63273640
A-4	61767YAY6	1,000.00000000	0.00000000	3.26166665	0.00000000	0.00000000	0.00000000	0.00000000	3.26166665	1,000.00000000
A-5	61767YAZ3	1,000.00000000	0.00000000	3.48083333	0.00000000	0.00000000	0.00000000	0.00000000	3.48083333	1,000.00000000
A-S	61767YBC3	1,000.00000000	0.00000000	3.69083331	0.00000000	0.00000000	0.00000000	0.00000000	3.69083331	1,000.00000000
B	61767YBD1	1,000.00000000	0.00000000	3.85000000	0.00000000	0.00000000	0.00000000	0.00000000	3.85000000	1,000.00000000
C	61767YBE9	1,000.00000000	0.00000000	4.04074156	0.00000000	0.00000000	0.00000000	0.00000000	4.04074156	1,000.00000000
D	61767YAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61767YAF7	1,000.00000000	0.00000000	4.04074152	0.00000000	0.00000000	0.00000000	0.00000000	4.04074152	1,000.00000000
F-RR	61767YAH3	1,000.00000000	0.00000000	4.04074159	0.00000000	0.00000000	0.00000000	0.00000000	4.04074159	1,000.00000000
G-RR	61767YAK6	1,000.00000000	0.00000000	4.04074107	0.00000000	0.00000000	0.00000000	0.00000000	4.04074107	1,000.00000000
H-RR	61767YAM2	1,000.00000000	0.00000000	4.04074141	0.00000000	0.00000000	0.00000000	0.00000000	4.04074141	1,000.00000000
J-RR	61767YAP5	1,000.00000000	0.00000000	3.31799157	0.72274980	17.70700386	0.00000000	0.00000000	3.31799157	1,000.00000000
V	61767YAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767YBA7	813.10861627	0.00000000	0.54176734	0.00000000	0.00000000	0.00000000	0.00000000	0.54176734	812.10350883
X-B	61767YBB5	1,000.00000000	0.00000000	0.29735373	0.00000000	0.00000000	0.00000000	0.00000000	0.29735373	1,000.00000000
X-D	61767YAA8	1,000.00000000	0.00000000	1.54074137	0.00000000	0.00000000	0.00000000	0.00000000	1.54074137	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	94,603.81	0.00	94,603.81	0.00	0.00	0.00	94,603.81	0.00
A-3	11/01/24 - 11/30/24	30	0.00	6,664.67	0.00	6,664.67	0.00	0.00	0.00	6,664.67	0.00
A-4	11/01/24 - 11/30/24	30	0.00	896,958.33	0.00	896,958.33	0.00	0.00	0.00	896,958.33	0.00
A-5	11/01/24 - 11/30/24	30	0.00	968,980.46	0.00	968,980.46	0.00	0.00	0.00	968,980.46	0.00
X-A	11/01/24 - 11/30/24	30	0.00	388,428.76	0.00	388,428.76	0.00	0.00	0.00	388,428.76	0.00
X-B	11/01/24 - 11/30/24	30	0.00	40,354.47	0.00	40,354.47	0.00	0.00	0.00	40,354.47	0.00
X-D	11/01/24 - 11/30/24	30	0.00	47,342.36	0.00	47,342.36	0.00	0.00	0.00	47,342.36	0.00
A-S	11/01/24 - 11/30/24	30	0.00	335,504.13	0.00	335,504.13	0.00	0.00	0.00	335,504.13	0.00
B	11/01/24 - 11/30/24	30	0.00	172,518.50	0.00	172,518.50	0.00	0.00	0.00	172,518.50	0.00
C	11/01/24 - 11/30/24	30	0.00	175,893.48	0.00	175,893.48	0.00	0.00	0.00	175,893.48	0.00
D	11/01/24 - 11/30/24	30	0.00	76,817.50	0.00	76,817.50	0.00	0.00	0.00	76,817.50	0.00
E-RR	11/01/24 - 11/30/24	30	0.00	82,774.59	0.00	82,774.59	0.00	0.00	0.00	82,774.59	0.00
F-RR	11/01/24 - 11/30/24	30	0.00	98,295.08	0.00	98,295.08	0.00	0.00	0.00	98,295.08	0.00
G-RR	11/01/24 - 11/30/24	30	0.00	41,385.27	0.00	41,385.27	0.00	0.00	0.00	41,385.27	0.00
H-RR	11/01/24 - 11/30/24	30	0.00	67,254.10	0.00	67,254.10	0.00	0.00	0.00	67,254.10	0.00
J-RR	11/01/24 - 11/30/24	30	433,154.63	103,468.67	0.00	103,468.67	18,506.99	0.00	0.00	84,961.68	453,411.88
Totals			433,154.63	3,597,244.18	0.00	3,597,244.18	18,506.99	0.00	0.00	3,578,737.19	453,411.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,299,365.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,611,994.51	Master Servicing Fee	7,704.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,784.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	370.94
ARD Interest	0.00	Operating Advisor Fee	1,385.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,611,994.51	Total Fees	14,750.32

Principal		Expenses/Reimbursements
Scheduled Principal	720,627.86	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	5,244.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,242.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	720,627.86	Total Expenses/Reimbursements	18,506.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,578,737.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	720,627.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,299,365.05
Total Funds Collected	4,332,622.37	Total Funds Distributed	4,332,622.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	890,243,590.73	890,243,590.73	Beginning Certificate Balance	890,243,590.17
(-) Scheduled Principal Collections	720,627.86	720,627.86	(-) Principal Distributions	720,627.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	889,522,962.87	889,522,962.87	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	890,350,593.96	890,350,593.96	Ending Certificate Balance	889,522,962.31
Ending Actual Collateral Balance	889,685,435.94	889,685,435.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP	Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP
10,000,000 or less	34	201,559,401.47	22.66%	42	4.9914	2.192185	1.40 or less	14	164,591,375.39	18.50%	42	4.9653	1.060073
10,000,001 to 20,000,000	16	209,160,856.39	23.51%	39	4.8693	1.684879	1.41 to 1.60	11	164,920,975.84	18.54%	36	5.0733	1.527317
20,000,001 to 30,000,000	5	127,209,063.46	14.30%	35	5.0433	1.824491	1.61 to 1.80	8	104,123,654.44	11.71%	42	4.7714	1.653973
30,000,001 to 40,000,000	6	223,345,938.55	25.11%	41	4.7396	1.713652	1.81 to 2.00	10	155,801,199.72	17.52%	38	4.9680	1.930966
40,000,001 to 55,000,000	2	85,190,597.29	9.58%	41	4.5850	1.810314	2.01 to 2.20	3	78,450,000.00	8.82%	41	4.6798	2.043977
55,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	17	178,578,651.77	20.08%	42	4.6106	2.819693
Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516	Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	22	43,057,105.71	4.84%	42	5.0040	NAP	Utah	1	6,500,000.00	0.73%	41	4.7800	2.399000
Alabama	1	15,936,000.00	1.79%	41	4.3150	2.210500	Virginia	2	70,555,015.79	7.93%	42	4.7489	1.450490
Arizona	5	17,770,323.70	2.00%	41	4.5726	2.739618	Wisconsin	2	17,008,016.82	1.91%	42	4.6661	1.997331
California	12	146,756,859.59	16.50%	42	4.9308	2.006446	Totals	117	889,522,962.87	100.00%	40	4.8686	1.853516
Colorado	3	12,847,085.79	1.44%	42	4.7854	3.038633
									Property Type³
Connecticut	1	11,717,379.06	1.32%	42	4.4500	1.737000
Florida	12	138,899,355.48	15.62%	32	5.2268	1.948866		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	6,138,376.42	0.69%	41	4.5410	1.987900		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	59,851,882.70	6.73%	42	4.8183	1.404691	Defeased	22	43,057,105.71	4.84%	42	5.0040	NAP
Indiana	1	2,519,154.35	0.28%	41	4.5410	1.987900	Industrial	10	87,604,609.64	9.85%	41	4.6839	2.282369
Kansas	1	14,607,799.72	1.64%	42	5.0800	0.479800	Lodging	8	129,665,513.98	14.58%	42	5.1088	2.070813
Kentucky	1	5,348,769.97	0.60%	40	4.9800	1.296000	Mixed Use	9	75,630,899.23	8.50%	30	5.1374	1.449653
Massachusetts	1	14,279,282.90	1.61%	38	4.9200	1.557600	Mobile Home Park	1	5,000,000.00	0.56%	40	4.5500	4.326400
Michigan	2	6,571,053.25	0.74%	41	5.2881	1.534144	Multi-Family	5	79,970,349.33	8.99%	41	4.7291	2.026766
Minnesota	1	3,201,196.14	0.36%	41	4.5410	1.987900	Office	46	258,777,141.61	29.09%	40	4.7533	1.730178
Mississippi	1	575,625.79	0.06%	42	4.6100	1.283900	Retail	13	153,616,704.32	17.27%	42	5.0186	1.631576
Nevada	3	13,534,676.16	1.52%	41	4.5881	2.122415	Self Storage	3	16,200,639.02	1.82%	42	4.9023	2.488084
New Jersey	1	28,000,000.00	3.15%	42	4.6920	2.901200	Totals	117	889,522,962.87	100.00%	40	4.8686	1.853516
New York	7	49,302,933.17	5.54%	41	4.7335	1.810409
North Carolina	3	10,142,570.41	1.14%	41	5.0253	1.920738
Ohio	2	19,973,272.28	2.25%	42	4.6245	1.881692
Pennsylvania	3	67,708,052.72	7.61%	41	4.7871	1.660633
South Carolina	1	5,419,471.51	0.61%	42	5.2730	1.603300
Tennessee	3	4,027,904.12	0.45%	41	4.5700	1.691514
Texas	15	57,273,799.30	6.44%	42	5.0964	1.767885

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP	Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP
	4.4999% or less	8	135,667,379.06	15.25%	41	4.3165	2.331073	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	27	378,850,398.10	42.59%	41	4.7334	1.821753	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	28	331,948,080.00	37.32%	38	5.2310	1.677656	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	63	846,465,857.16	95.16%	40	4.8617	1.846876
								Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP	Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP
	60 months or less	63	846,465,857.16	95.16%	40	4.8617	1.846876	Interest Only	25	441,280,597.29	49.61%	41	4.6719	2.056267
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	38	405,185,259.87	45.55%	38	5.0684	1.618831
	Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,057,105.71	4.84%	42	5.0040	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	72,302,124.48	8.13%	41	4.6096	1.856343	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	59	774,163,732.68	87.03%	40	4.8853	1.845991	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	889,522,962.87	100.00%	40	4.8686	1.853516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801771	Various Various		Various	Actual/360	4.315%	143,833.33	0.00	0.00	N/A	05/01/28	--	40,000,000.00	40,000,000.00	12/01/24
1A	310831001				Actual/360	4.315%	143,833.33	0.00	0.00	N/A	05/01/28	--	40,000,000.00	40,000,000.00	12/01/24
3	453011906	MF	Philadelphia	PA	Actual/360	4.713%	137,456.67	0.00	0.00	N/A	05/01/28	--	35,000,000.00	35,000,000.00	12/01/24
4	310831004	OF	Various	Various	Actual/360	4.541%	166,467.75	0.00	0.00	N/A	05/01/28	--	43,990,597.29	43,990,597.29	12/01/24
5	695101011	OF	Richmond	VA	Actual/360	4.632%	159,032.00	0.00	0.00	06/06/28	06/06/29	--	41,200,000.00	41,200,000.00	12/06/24
6	1750427	RT	Chino Hills	CA	Actual/360	5.175%	172,500.00	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	12/01/24
7	304102264	OF	Westchester	IL	Actual/360	4.860%	144,845.16	66,474.09	0.00	N/A	06/06/28	--	35,764,236.30	35,697,762.21	12/06/24
8	695101004	LO	Key Largo	FL	Actual/360	5.144%	140,169.66	50,810.16	0.00	N/A	06/06/28	--	32,698,986.50	32,648,176.34	12/06/24
10	300801780	LO	Herndon	VA	Actual/360	4.913%	120,344.45	39,110.70	0.00	N/A	06/01/28	--	29,394,126.49	29,355,015.79	12/01/24
11	301741298	LO	Orlando	FL	Actual/360	5.201%	37,585.89	20,937.42	0.00	N/A	06/06/28	--	8,671,999.66	8,651,062.24	12/06/24
12	301741282	IN	Cherry Hill	NJ	Actual/360	4.692%	109,480.00	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	12/06/24
13	310831013	RT	Santa Maria	CA	Actual/360	5.120%	102,914.12	43,132.74	0.00	N/A	06/01/28	--	24,120,495.97	24,077,363.23	12/01/24
14	695101013	MU	Coral Gables	FL	Actual/360	5.490%	110,750.34	31,040.10	0.00	N/A	06/06/25	--	24,207,724.54	24,176,684.44	08/06/24
15	301741285	OF	Burbank	CA	Actual/360	5.090%	91,620.00	0.00	0.00	N/A	06/06/28	--	21,600,000.00	21,600,000.00	12/06/24
16	310831016	SS	Various	MI	Actual/360	4.490%	70,343.33	0.00	0.00	N/A	05/01/28	--	18,800,000.00	18,800,000.00	12/01/24
17	310831017	MH	Various	KY	Actual/360	5.620%	78,400.71	27,749.66	0.00	N/A	06/01/28	--	16,740,365.11	16,712,615.45	12/01/24
18	301831019	IN	Beverly	MA	Actual/360	4.920%	58,708.57	39,880.98	0.00	N/A	02/01/28	--	14,319,163.88	14,279,282.90	12/01/24
19	301741278	RT	Abington Township	PA	Actual/360	5.020%	70,489.17	0.00	0.00	N/A	06/06/28	--	16,850,000.00	16,850,000.00	12/06/24
20	695101014	OF	Various	FL	Actual/360	5.390%	63,912.55	24,430.26	0.00	N/A	06/06/25	--	14,229,138.81	14,204,708.55	10/06/24
21	301831021	RT	Wichita	KS	Actual/360	5.080%	61,930.68	21,494.43	0.00	N/A	06/01/28	--	14,629,294.15	14,607,799.72	12/01/24
22	301741286	OF	Boca Raton	FL	Actual/360	5.370%	63,942.56	21,405.52	0.00	N/A	06/06/28	--	14,288,840.28	14,267,434.76	12/06/24
23	301831023	OF	New York	NY	Actual/360	4.073%	50,912.50	0.00	0.00	06/01/28	06/01/29	--	15,000,000.00	15,000,000.00	12/01/24
24	301741274	MU	New York	NY	Actual/360	5.150%	62,229.17	0.00	0.00	N/A	05/06/28	--	14,500,000.00	14,500,000.00	12/06/24
25	1852647	LO	Buena Park	CA	Actual/360	4.520%	46,819.99	24,282.42	0.00	N/A	06/01/28	--	12,430,085.21	12,405,802.79	12/01/24
26	304102052	RT	Davie	FL	Actual/360	4.810%	48,333.31	22,578.14	0.00	N/A	06/06/28	--	12,058,206.22	12,035,628.08	12/06/24
27	310831027	OF	Various	Various	Actual/360	4.610%	46,803.08	17,095.57	0.00	N/A	06/01/28	--	12,183,013.99	12,165,918.42	12/01/24
28	1852540	MU	Greenwich	CT	Actual/360	4.450%	43,514.74	16,931.51	0.00	N/A	06/01/28	--	11,734,310.57	11,717,379.06	12/01/24
30	301741270	MU	New York	NY	Actual/360	5.340%	48,950.00	0.00	0.00	N/A	04/06/28	--	11,000,000.00	11,000,000.00	05/06/21

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	304102051	IN	Neenah	WI	Actual/360	4.740%	42,297.86	14,688.80	0.00	N/A	06/06/28	--	10,708,318.63	10,693,629.83	12/06/24
32	1852411	MF	Delaware	OH	Actual/360	4.925%	41,651.43	15,299.03	0.00	N/A	06/01/28	--	10,148,571.31	10,133,272.28	12/01/24
33	301741266	OF	Los Angeles	CA	Actual/360	4.685%	40,212.92	0.00	0.00	N/A	04/06/28	--	10,300,000.00	10,300,000.00	12/06/24
34	1852278	RT	Santa Ana	CA	Actual/360	4.490%	37,416.67	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	12/01/24
35	300801785	LO	New Braunfels	TX	Actual/360	5.652%	42,760.78	14,975.44	0.00	N/A	06/01/28	--	9,078,722.76	9,063,747.32	12/01/24
36	300801784	LO	Harlingen	TX	Actual/360	5.623%	38,266.78	13,530.93	0.00	N/A	06/01/28	--	8,166,484.38	8,152,953.45	12/01/24
37	695101010	OF	Houston	TX	Actual/360	5.075%	34,227.30	13,146.48	0.00	N/A	06/06/28	--	8,093,153.83	8,080,007.35	12/06/24
38	1751515	MF	El Cajon	CA	Actual/360	4.335%	28,900.00	0.00	0.00	N/A	05/01/28	--	8,000,000.00	8,000,000.00	12/01/24
39	695101017	OF	Tallahassee	FL	Actual/360	5.103%	28,870.90	18,377.64	0.00	N/A	03/06/28	--	6,789,158.99	6,770,781.35	12/06/24
40	695101015	RT	Tulare	CA	Actual/360	5.085%	32,407.89	9,870.33	0.00	N/A	06/06/28	--	7,647,880.31	7,638,009.98	12/06/24
41	300801777	MF	Lisle	IL	Actual/360	5.220%	32,610.07	9,491.48	0.00	N/A	05/01/28	--	7,496,568.53	7,487,077.05	12/01/24
42	300801791	RT	Mesa	AZ	Actual/360	4.610%	28,774.08	0.00	0.00	N/A	06/01/28	--	7,490,000.00	7,490,000.00	12/01/24
43	695100991	LO	Mooresville	NC	Actual/360	5.270%	29,642.55	11,865.68	0.00	N/A	05/06/28	--	6,749,727.30	6,737,861.62	12/06/24
44	310831044	SS	Denver	CO	Actual/360	4.920%	30,545.00	0.00	0.00	N/A	06/01/28	--	7,450,000.00	7,450,000.00	12/01/24
45	695101012	Various Stockton		CA	Actual/360	4.965%	27,638.15	10,003.65	0.00	N/A	06/06/28	--	6,679,915.32	6,669,911.67	12/06/24
46	301831046	IN	Hempstead	NY	Actual/360	4.350%	23,925.00	0.00	0.00	N/A	07/01/28	--	6,600,000.00	6,600,000.00	01/01/25
47	301741268	OF	Park City	UT	Actual/360	4.780%	25,891.67	0.00	0.00	05/06/28	05/06/38	--	6,500,000.00	6,500,000.00	12/06/24
48	300801754	LO	Lexington	KY	Actual/360	4.980%	22,238.47	9,897.53	0.00	N/A	04/01/28	--	5,358,667.50	5,348,769.97	12/01/24
49	1852240	IN	Chicago	IL	Actual/360	4.850%	22,262.45	8,449.21	0.00	N/A	05/01/28	--	5,508,235.68	5,499,786.47	12/01/24
50	300801786	RT	Easley	SC	Actual/360	5.273%	23,850.36	8,260.13	0.00	N/A	06/01/28	--	5,427,731.64	5,419,471.51	12/01/24
51	695100988	MU	Houston	TX	Actual/360	4.934%	20,177.88	9,125.86	0.00	N/A	04/06/28	--	4,907,470.10	4,898,344.24	12/06/24
52	695101000	MF	Various	IL	Actual/360	4.920%	22,140.00	0.00	0.00	N/A	06/06/28	--	5,400,000.00	5,400,000.00	12/06/24
53	695100995	RT	Farmington	MI	Actual/360	5.528%	22,389.18	6,657.72	0.00	N/A	05/06/28	--	4,860,169.60	4,853,511.88	12/06/24
54	301831054	MH	San Luis	AZ	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	12/01/24
55	695100993	MU	Las Vegas	NV	Actual/360	4.903%	17,977.36	8,169.91	0.00	N/A	05/06/28	--	4,399,926.15	4,391,756.24	12/06/24
56	695101002	RT	Tallahassee	FL	Actual/360	4.745%	18,782.29	0.00	0.00	N/A	06/06/28	--	4,750,000.00	4,750,000.00	12/06/24
57	304102035	SS	Houston	TX	Actual/360	4.540%	17,781.67	0.00	0.00	N/A	05/06/28	--	4,700,000.00	4,700,000.00	12/06/24
58	695101016	SS	Houston	TX	Actual/360	5.290%	17,887.75	7,073.02	0.00	N/A	06/06/28	--	4,057,712.04	4,050,639.02	12/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	1852451	MF	Houston	TX	Actual/360	4.340%	15,732.50	0.00	0.00	N/A	05/01/28	--	4,350,000.00	4,350,000.00	12/01/24
60	304102043	OF	Plantation	FL	Actual/360	5.420%	18,511.30	5,688.23	0.00	N/A	06/06/28	--	4,098,443.50	4,092,755.27	12/06/24
61	301831061	RT	Fort Collins	CO	Actual/360	4.620%	15,400.00	0.00	0.00	N/A	06/06/28	--	4,000,000.00	4,000,000.00	12/06/24
62	1852897	IN	Houston	TX	Actual/360	5.260%	12,688.84	4,725.09	0.00	N/A	06/01/28	--	2,894,792.04	2,890,066.95	12/01/24
63	1853020	SS	Fort Walton Beach	FL	Actual/360	4.920%	8,808.64	3,957.99	0.00	N/A	06/01/28	--	2,148,448.25	2,144,490.26	12/01/24
64	695100994	RT	Las Vegas	NV	Actual/360	4.903%	7,756.73	3,525.09	0.00	N/A	05/06/28	--	1,898,445.01	1,894,919.92	12/06/24
65	1852900	IN	Houston	TX	Actual/360	5.260%	6,992.96	2,604.05	0.00	N/A	06/01/28	--	1,595,352.05	1,592,748.00	12/01/24
66	1852899	IN	Houston	TX	Actual/360	5.260%	5,413.91	2,016.03	0.00	N/A	06/01/28	--	1,235,111.52	1,233,095.49	12/01/24
11A	301741299				Actual/360	5.201%	37,585.89	20,937.42	0.00	N/A	06/06/28	--	8,671,999.66	8,651,062.24	12/06/24
11B	301741300				Actual/360	5.201%	37,585.89	20,937.42	0.00	N/A	06/06/28	--	8,671,999.66	8,651,062.24	12/06/24
3A	453011907				Actual/360	4.713%	58,910.00	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	12/01/24
Totals							3,611,994.51	720,627.86	0.00				890,243,590.73	889,522,962.87
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,995,447.43	19,167,308.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,145,277.06	4,195,310.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,776,668.00	6,123,882.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,698,936.97	900,853.03	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,073,590.00	7,146,132.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,443,656.27	8,188,545.85	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	14,054,230.48	12,895,058.70	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,186,757.35	2,750,856.72	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	12,716,229.00	8,020,812.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,159,662.78	3,142,347.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,610,529.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,359,191.35	1,307,772.10	01/01/24	06/30/24	--	0.00	0.00	141,504.59	566,750.85	0.00	0.00
15	2,577,930.51	1,208,782.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	5,833,939.00	3,012,148.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,680,920.89	1,398,351.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,234,114.76	0.00	--	--	--	0.00	0.00	88,174.79	176,564.97	5,771.43	0.00
21	1,526,054.06	298,938.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,120,032.23	1,062,382.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	23,967,115.79	12,121,055.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	689,632.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,573,128.18	3,565,870.59	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,375,192.41	952,376.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	887,604.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,069,912.94	885,406.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,746,602.00	0.00	--	--	05/13/24	1,179,530.86	261,865.64	43,576.11	1,873,616.46	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,366,572.11	344,015.41	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,007,438.04	815,828.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	756,479.88	261,246.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,204,710.00	641,020.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,421,988.29	1,215,248.64	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	8,050.17	0.00
36	1,695,944.28	1,715,749.45	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,073,668.46	726,863.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,845,686.98	1,515,126.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	5,938,637.73	2,445,484.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,017,067.00	544,156.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	921,617.93	730,613.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	918,094.15	621,978.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	920,234.75	1,037,598.76	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,075,559.00	498,771.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	729,819.70	179,612.16	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,015,716.10	518,515.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	746,277.28	573,939.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	658,645.33	582,026.76	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	418,239.71	311,091.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	634,514.44	489,989.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	456,753.18	383,854.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	588.87	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	551,781.92	465,923.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	936,146.00	506,642.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	494,598.36	379,676.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	695,667.85	469,013.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	642,445.01	492,546.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	486,936.05	367,840.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	0.00	182,482.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	313,446.12	195,010.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	799,539.00	602,684.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	344,402.39	230,451.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	231,206.00	95,171.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	194,971.10	127,848.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	159,816.29	106,100.62	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	187,487,342.89	119,407,944.54				1,179,530.86	261,865.64	273,255.48	2,616,932.28	14,410.47	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	1	14,204,708.55	0	0.00	2	35,176,684.44	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868599%	4.828797%	40
11/18/24	0	0.00	1	24,207,724.54	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868772%	4.828959%	41
10/18/24	1	24,234,944.28	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868929%	4.835907%	42
09/17/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869101%	4.836071%	43
08/16/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869255%	4.846291%	44
07/17/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869409%	4.846447%	45
06/17/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869577%	4.846619%	46
05/17/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869729%	4.846773%	47
04/17/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869896%	4.846942%	48
03/15/24	0	0.00	0	0.00	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870046%	4.847094%	49
02/16/24	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870226%	4.847278%	50
01/18/24	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870374%	4.847428%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	695101013	08/06/24	3	3	141,504.59	566,750.85	0.00	24,292,665.92	11/12/24	13
20	695101014	10/06/24	1	1	88,174.79	176,564.97	5,771.43	14,251,335.63
30	301741270	05/06/21	42	6	43,576.11	1,873,616.46	0.00	11,000,000.00	12/17/20	2		12/02/23
Totals					273,255.48	2,616,932.28	5,771.43	49,544,001.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		38,381,393	0	38,381,393		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		788,441,570	777,441,570	0		11,000,000
49 - 60 Months		56,200,000	56,200,000	0		0
> 60 Months		6,500,000	6,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	889,522,963	840,141,570	14,204,709	0	24,176,684	11,000,000
Nov-24	890,243,591	855,035,866	0	24,207,725	0	11,000,000
Oct-24	890,901,292	855,666,347	24,234,944	0	0	11,000,000
Sep-24	891,616,107	880,616,107	0	0	0	11,000,000
Aug-24	892,267,828	881,267,828	0	0	0	11,000,000
Jul-24	892,916,710	881,916,710	0	0	0	11,000,000
Jun-24	893,623,027	882,623,027	0	0	0	11,000,000
May-24	894,266,005	883,266,005	0	0	0	11,000,000
Apr-24	894,966,632	883,966,632	0	0	0	11,000,000
Mar-24	895,603,756	884,603,756	0	0	0	11,000,000
Feb-24	896,359,396	885,359,396	0	0	11,000,000	0
Jan-24	896,990,451	885,990,451	0	0	11,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	304102264	35,697,762.21	35,697,762.21	136,000,000.00	04/13/18	6,198,503.85	0.98760	06/30/24	06/06/28	281
14	695101013	24,176,684.44	24,292,665.92	42,000,000.00	05/02/18	1,275,477.10	1.49920	06/30/24	06/06/25	282
30	301741270	11,000,000.00	11,000,000.00	49,200,000.00	03/20/24	1,732,430.00	0.25940	12/31/23	04/06/28	I/O
Totals		70,874,446.65	70,990,428.13	227,200,000.00		9,206,410.95

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	304102264	OF	IL	09/10/24	1

The loan transferred to Special Servicing effective 9/10/2024 for imminent non monetary default. The subject is a 1,156,393 SF suburban office complex comprised of five office buildings located in Westchester, IL, built in 1986 and renovated in

2016. As of 11/30/2024, the subject was 61.8% leased. This is compared to YE 2023 and YE 2022 leased occupancies of 67.1% and 71.3%, respectively. In the next 12 months 9.2% of RBA is set to expire and an additional 5.8% of RBA is set to expire in the following 12 months. A site inspection was completed in November and noted the Property is in good condition with no observed deferred maintenance. One of three pari passu loans. Files are currently under review to determine workout strategy and discussions have comm enced with the Borrower regarding a potential loan modification.
14	695101013	MU	FL	11/12/24	13
The loan is 60+days delinquent.

30	301741270	MU	NY	12/17/20	2

The Loan transferred due to payment default stemming from the COVID-19 pandemic. Lender has performed a books and records inspection and is pursuing a foreclosure strategy. Receivership hearing occurred on 11/22/2022 and the order appointing a receiver wa s entered by court on 1/25/2023. Borrower filed a notice of appeal regarding the receivership order. Special Servicer filed a pre-motion conference request to obtain leave to file for summary judgment. Motion for summary judgment has been filed and fully briefed. On May 25, 2023, lender's motion for summary judgment was granted. Proposed computation of amounts due was fully briefed. Special Servicer awaits for court's adjudication and continues to pursue a foreclosure strategy. Litigation ongoing.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	1750427	0.00	5.17500%	0.00	5.17500%	8	06/01/20	06/01/20	--
6	1750427	0.00	5.17500%	0.00	5.17500%	8	10/29/20	06/01/20	07/11/20
8	695101004	34,959,053.51	5.14400%	34,959,053.51	5.14400%	10	07/01/20	05/06/20	08/11/20
10	300801780	30,000,000.00	4.91300%	30,000,000.00	4.91300%	10	07/21/20	08/06/20	08/11/20
21	301831021	0.00	5.08000%	0.00	5.08000%	10	08/13/20	08/01/20	09/11/20
28	1852540	12,000,000.00	4.45000%	12,000,000.00	4.45000%	10	05/28/20	06/01/20	06/11/20
43	695100991	7,278,291.49	5.27000%	7,278,291.49	5.27000%	10	07/21/20	07/06/20	08/11/20
48	300801754	5,804,093.85	4.98000%	5,804,093.85	4.98000%	10	07/16/20	08/01/20	08/11/20
Totals		90,041,438.85		90,041,438.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	7,450.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	2,291.67	0.00	0.00	5,244.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,242.55	0.00	0.00	5,244.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,486.55

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29